UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22437

Guggenheim Taxable Municipal Managed Duration Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee
227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100
Date of fiscal year end: May 31
Date of reporting period: June 1, 2018 – August 31, 2018

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

	Shares	Value
COMMON STOCKS† - 0.1%
Energy - 0.1%
SandRidge Energy, Inc.*	9,544	$151,368
Approach Resources, Inc.*,1	22,643	48,909
Total Energy		200,277
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc*,†††,2,3	17,838	46,114
Technology - 0.0%
Aspect Software Parent, Inc.*,†††,2,3	57	1,164
Total Common Stocks
(Cost $381,882)		247,555
WARRANTS††† - 0.0%
Aspect Software, Inc.*,2,3	38,673	6,063
Total Warrants
(Cost $–)		6,063
MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Prime Cash Management—Institutional Shares 1.81%[4]	1,669,316	1,669,316
Total Money Market Fund
(Cost $1,669,316)		1,669,316

	Face
	Amount
MUNICIPAL BONDS†† - 107.6%
California - 22.7%
Los Angeles Department of Water & Power Power System Revenue Bonds, Build America Bonds[9]
7.00% due 07/01/41[1]	$10,000,000	10,977,200
7.00% due 07/01/41	10,000,000	10,654,500
Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds[9]
7.10% due 08/01/40	7,755,000	10,344,627
6.80% due 08/01/30	2,245,000	2,789,300
Oakland Unified School District, County of Alameda, California, Taxable General Obligation Bonds, Election of 2006, Qualified School Construction Bonds, Series 2012B
6.88% due 08/01/33[1]	10,000,000	11,211,700
California, General Obligation Bonds, Various Purpose, Taxable Build America Bonds[9]
7.70% due 11/01/30[1]	10,000,000	10,954,900
Long Beach Unified School District, California, Qualified School Construction Bonds, Federally Taxable, Election of 2008, General Obligation Bonds
5.91% due 08/01/25	7,500,000	8,387,475
Riverside Community College District General Obligation Unlimited
7.02% due 08/01/40[1]	5,000,000	5,370,150

	Face
	Amount	Value
MUNICIPAL BONDS†† - 107.6% (continued)
California - 22.7% (continued)
Metropolitan Water District, Southern California, Water Revenue Bonds, 2010 Authorization, Taxable Build America Bonds[9]
6.95% due 07/01/40	$5,000,000	$5,341,400
Sonoma Valley Unified School District General Obligation Unlimited
7.12% due 08/01/28[1]	3,330,000	3,600,096
California Housing Finance Agency Revenue Bonds
3.66% due 02/01/29	3,000,000	2,943,060
Culver Redevelopment Agency Successor Agency Tax Allocation
8.00% due 11/01/20	1,570,000	1,641,843
Monrovia Unified School District, Los Angeles County, California, Election of 2006 General Obligation Bonds, Build America Bonds, Federally Taxable[9]
7.25% due 08/01/28[1]	1,025,000	1,245,324
Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election
6.65% due 08/01/25	660,000	764,703
6.05% due 08/01/21[1]	340,000	358,809
Placentia-Yorba Linda Unified School District (Orange County, California), General Obligation Bonds, Federally Taxable Direct-Pay Qualified School Construction Bonds, Election of 2008
5.40% due 02/01/26[1]	1,000,000	1,096,340
Alhambra Unified School District General Obligation Unlimited
6.70% due 02/01/26[1]	500,000	577,380
California State University Revenue Bonds
3.90% due 11/01/47	500,000	492,410
Riverside County Redevelopment Successor Agency Tax Allocation
3.88% due 10/01/37	250,000	239,217
Total California		88,990,434
Washington - 10.1%
Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds[9]
7.40% due 04/01/41[1]	6,675,000	9,300,678
7.10% due 04/01/32	3,325,000	4,216,200

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

	Face
	Amount	Value
MUNICIPAL BONDS†† - 107.6% (continued)
Washington - 10.1% (continued)
Washington State Convention Center Public Facilities District, Lodging Tax Bonds, Taxable Build America Bonds[9]
6.79% due 07/01/40	$5,000,000	$6,376,650
Public Hospital District No. 1, King County, Washington, Valley Medical Center, Hospital Facilities Revenue Bonds
8.00% due 06/15/40[1]	5,800,000	6,186,338
Central Washington University, System Revenue Bonds, 2010, Taxable Build America Bonds[9]
6.50% due 05/01/30[1]	5,000,000	5,964,250
City of Anacortes Washington Utility System Revenue Bonds
6.48% due 12/01/30[1]	5,000,000	5,338,350
City of Auburn Washington Utility System Revenue Bonds
6.40% due 12/01/30[1]	2,000,000	2,126,000
Port of Seattle Washington Revenue Bonds
3.76% due 05/01/36	300,000	292,686
Total Washington		39,801,152
Illinois - 8.3%
Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Taxable Build America Bonds[9]
8.15% due 04/01/41	5,000,000	5,316,750
7.95% due 04/01/35	4,500,000	4,775,535
Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds[9]
6.90% due 01/01/40[1]	5,100,000	6,521,982
Illinois, General Obligation Bonds, Taxable Build America Bonds[9]
7.35% due 07/01/35	5,000,000	5,556,800
Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds[9]
6.74% due 11/01/40	2,990,000	3,789,317
Southwestern Illinois Development Authority Revenue Bonds
7.23% due 10/15/35[1]	3,000,000	3,177,270
Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Project, Build America Bonds[9]
7.03% due 04/15/32	2,000,000	2,111,620

	Face
	Amount	Value
MUNICIPAL BONDS†† - 107.6% (continued)
Illinois - 8.3% (continued)
State of Illinois General Obligation Unlimited
6.63% due 02/01/35	$930,000	$989,632
6.73% due 04/01/35	200,000	214,604
Chicago Board of Education General Obligation Unlimited, Build America Bonds[9]
6.14% due 12/01/39[1]	195,000	189,335
Total Illinois		32,642,845
Pennsylvania - 6.6%
School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series 2011A, Qualified School Construction Bonds - (Federally Taxable - Direct Subsidy)
6.00% due 09/01/30[1]	10,330,000	11,911,936
Pittsburgh, Pennsylvania, School District, Taxable Qualified School Construction Bonds
6.85% due 09/01/29[1]	6,870,000	8,714,046
Lebanon Authority, Pennsylvania, Sewer Revenue Bonds, Taxable Build America Bonds[9]
7.14% due 12/15/35[1]	4,865,000	5,085,287
Total Pennsylvania		25,711,269
New York - 6.4%
Westchester County Health Care Corporation, Revenue Bonds, Taxable Build America Bonds[9]
8.57% due 11/01/40[1]	10,000,000	13,360,700
Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds[9]
6.55% due 11/15/31	5,000,000	6,170,650
7.13% due 11/15/30	5,000,000	5,420,600
Total New York		24,951,950
New Jersey - 6.3%
New Jersey Turnpike Authority Revenue Bonds, Build America Bonds[9]
7.10% due 01/01/41	10,000,000	14,050,000
Camden County Improvement Authority Revenue Bonds, Build America Bonds[9]
7.75% due 07/01/34	8,000,000	8,513,120
7.85% due 07/01/35	2,000,000	2,129,280
Total New Jersey		24,692,400
Texas - 6.1%
Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds[9]
7.09% due 01/01/42	10,000,000	13,156,200

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

	Face
	Amount	Value
MUNICIPAL BONDS†† - 107.6% (continued)
Texas - 6.1% (continued)
El Paso, Texas, Combination Tax and Revenue Certification of Obligation, Taxable Build America Bonds[9]
6.70% due 08/15/36[1]	$10,000,000	$10,663,800
Total Texas		23,820,000
Michigan - 5.9%
Detroit City School District General Obligation Unlimited, Build America Bonds[9]
6.85% due 05/01/40[1]	5,000,000	5,219,500
7.75% due 05/01/39[1]	2,640,000	3,645,101
Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds
6.10% due 05/01/26[1]	2,500,000	2,633,900
6.50% due 05/01/29[1]	2,000,000	2,109,780
Fraser Public School District, Macomb County, Michigan, General Obligation Federally Taxable School Construction Bonds, 2011 School Building and Site Bonds
6.05% due 05/01/26[1]	3,000,000	3,217,860
Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Qualified School Construction Bonds
6.65% due 05/01/29[1]	2,640,000	3,174,415
City of Detroit Michigan Water Supply System Revenue Bonds
5.00% due 07/01/41	1,555,000	1,634,180
Oakridge, Michigan, Public Schools, Unlimited Tax General Obligation Bonds
6.75% due 05/01/26[1]	1,000,000	1,042,010
Comstock Park Public Schools General Obligation Unlimited
6.30% due 05/01/26[1]	415,000	448,416
Total Michigan		23,125,162
Indiana - 5.8%
Noblesville Multi-School Building Corporation, Hamilton County, Indiana, Taxable Unlimited Ad Valorem Property Tax First Mortgage Bonds, Build America Bonds[9]
6.50% due 01/15/21	10,000,000	10,766,300
Evansville-Vanderburgh School Building Corp. Revenue Bonds, Build America Bonds[9]
6.50% due 01/15/30[1]	8,690,000	9,147,702

	Face
	Amount	Value
MUNICIPAL BONDS†† - 107.6% (continued)
Indiana - 5.8% (continued)
County of Knox Indiana Revenue Bonds, Build America Bonds[9]
5.90% due 04/01/34[1]	$2,920,000	$2,976,561
Total Indiana		22,890,563
Florida - 4.0%
County of Miami-Dade Florida Transit System Revenue Bonds, Build America Bonds[9]
6.91% due 07/01/39[1]	10,000,000	10,243,400
Orlando, Florida, Community Redevelopment Agency, Taxable Tax Increment Revenue Build America Bonds[9]
7.78% due 09/01/40[1]	5,000,000	5,446,950
Total Florida		15,690,350
West Virginia - 3.6%
State of West Virginia, Higher Education Policy Commission, Revenue Bonds, Federally Taxable Build America Bonds 2010[9]
7.65% due 04/01/40[1]	10,000,000	14,152,600
Colorado - 2.9%
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Build America Bonds[9]
7.02% due 03/15/21[1]	7,500,000	8,232,675
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Qualified School Construction
6.82% due 03/15/28	2,500,000	3,080,000
Total Colorado		11,312,675
Alabama - 2.6%
Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds[9]
7.20% due 09/01/38[1]	5,000,000	5,167,700
7.10% due 09/01/35[1]	3,000,000	3,102,090
7.25% due 09/01/40[1]	2,000,000	2,066,820
Total Alabama		10,336,610
Vermont - 2.6%
Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds[9]
7.21% due 07/01/40[1]	7,500,000	8,026,200
6.10% due 07/01/25[1]	2,155,000	2,291,735
Total Vermont		10,317,935
Ohio - 2.6%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue Bonds, New Clean Renewable Energy Bonds
7.33% due 02/15/28[1]	5,000,000	6,154,500

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

	Face
	Amount	Value
MUNICIPAL BONDS†† - 107.6% (continued)
Ohio - 2.6% (continued)
Madison Local School District, Richland County, Ohio, School Improvement, Taxable Qualified School Construction Bonds
6.65% due 12/01/29[1]	$2,500,000	$2,668,775
Toronto City School District, Ohio, Qualified School Construction Bonds General Obligation Bonds
7.00% due 12/01/28	1,230,000	1,264,895
Total Ohio		10,088,170
Nevada - 2.5%
Nevada System of Higher Education University, Revenue Bonds, Build America Bonds[9]
7.90% due 07/01/40	5,050,000	5,486,522
7.60% due 07/01/30	1,500,000	1,621,740
Clark County, Nevada, Airport Revenue Bonds, Build America Bonds[9]
6.88% due 07/01/42	1,425,000	1,472,125
Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Water Bonds, Taxable Build America Bonds[9]
7.10% due 06/01/39[1]	1,200,000	1,238,532
Total Nevada		9,818,919
Louisiana - 2.4%
Orleans Parish, School Board of the Parish of Orleans, Louisiana
4.40% due 02/01/21[1]	8,000,000	8,173,840
Tangipahoa Parish Hospital Service District No. 1, Louisiana, Taxable Hospital Revenue Bonds, North Oaks Health System Project, Build America Bonds[9]
7.20% due 02/01/42[1]	1,055,000	1,094,847
Total Louisiana		9,268,687
Mississippi - 1.9%
Medical Center Educational Building Corporation, Taxable Build America Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project[9]
6.84% due 06/01/35	5,000,000	5,305,100

	Face
	Amount	Value
MUNICIPAL BONDS†† - 107.6% (continued)
Mississippi - 1.9% (continued)
Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project[9]
7.27% due 01/01/32	$1,000,000	$1,048,110
7.39% due 01/01/40[1]	905,000	948,367
Total Mississippi		7,301,577
South Carolina - 1.6%
County of Horry South Carolina Airport Revenue Bonds, Build America Bonds[9]
7.33% due 07/01/40	5,000,000	6,242,350
Georgia - 1.4%
Georgia Municipal Association, Inc., Certificates of Participation, DeKalb County Public Schools Project
5.21% due 12/01/22[1]	5,000,000	5,349,200
South Dakota - 0.9%
City of Pierre South Dakota Electric Revenue Bonds
7.50% due 12/15/40	3,490,000	3,606,566
Puerto Rico - 0.2%
Puerto Rico Electric Power Authority Revenue Bonds
2.09% (3 Month USD LIBOR + 0.52%) due 07/01/29[5]	1,000,000	937,500
Oklahoma - 0.2%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	700,000	736,043
District of Columbia - 0.0%
Washington Convention & Sports Authority Revenue Bonds
4.31% due 10/01/40	100,000	101,177
Total Municipal Bonds
(Cost $369,860,788)		421,886,134
CORPORATE BONDS†† - 6.8%
Financial - 1.9%
Central Storage Safety Project Trust
4.82% due 02/01/38[6]	7,000,000	7,234,037
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[7]	125,000	122,813
Total Financial		7,356,850
Consumer, Non-cyclical - 1.7%
Kaiser Foundation Hospitals
4.15% due 05/01/47	1,800,000	1,849,872
Tufts Medical Center, Inc.
7.00% due 01/01/38	1,500,000	1,813,290
Bausch Health Companies, Inc.
6.50% due 03/15/22[7]	1,000,000	1,035,000

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

	Face
	Amount	Value
CORPORATE BONDS†† - 6.8% (continued)
Consumer, Non-cyclical - 1.7% (continued)
Avantor, Inc.
6.00% due 10/01/24[7]	$1,000,000	$1,015,000
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	250,000	256,875
WEX, Inc.
4.75% due 02/01/23[7]	250,000	250,938
ADT Corp.
6.25% due 10/15/21[1]	200,000	211,000
Total Consumer, Non-cyclical		6,431,975
Communications - 1.4%
Level 3 Financing, Inc.
5.38% due 01/15/24	1,661,000	1,661,000
5.38% due 05/01/25	572,000	564,850
Sprint Communications, Inc.
7.00% due 03/01/20[7]	900,000	934,875
9.00% due 11/15/18[7]	56,000	56,630
DISH DBS Corp.
5.88% due 11/15/24	1,050,000	913,500
T-Mobile USA, Inc.
6.00% due 04/15/24	500,000	518,750
MDC Partners, Inc.
6.50% due 05/01/24[7]	500,000	448,125
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25	100,000	104,500
CSC Holdings LLC
5.25% due 06/01/24	100,000	97,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[7]	100,000	88,000
Total Communications		5,387,230
Energy - 0.9%
EQT Corp.
8.13% due 06/01/19	1,200,000	1,244,662
Antero Resources Corp.
5.63% due 06/01/23[1]	600,000	617,430
5.38% due 11/01/21[1]	100,000	101,625
Husky Energy, Inc.
3.95% due 04/15/22	250,000	252,779
4.00% due 04/15/24	195,000	195,295
Sabine Pass Liquefaction LLC
5.63% due 02/01/21[1]	300,000	312,914
Equities Corp.
4.88% due 11/15/21	250,000	257,697
Buckeye Partners, LP
4.35% due 10/15/24	250,000	246,450
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24	100,000	110,625
DCP Midstream Operating, LP
5.35% due 03/15/20[7]	100,000	102,250
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[6,8]	651,500	91,210
Total Energy		3,532,937
Technology - 0.4%
Qorvo, Inc.
5.50% due 07/15/26[7]	1,500,000	1,507,500

	Face
	Amount	Value
CORPORATE BONDS†† - 6.8% (continued)
Technology - 0.4% (continued)
Infor US, Inc.
6.50% due 05/15/22	$200,000	$202,594
Total Technology		1,710,094
Consumer, Cyclical - 0.2%
Titan International, Inc.
6.50% due 11/30/23	850,000	835,125
Industrial - 0.2%
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19	800,000	800,000
Utilities - 0.1%
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[7]	500,000	501,250
Basic Materials - 0.0%
Mirabela Nickel Ltd.
9.50% due 06/24/19[8]	96,316	32,747
Total Corporate Bonds
(Cost $26,457,381)		26,588,208
SENIOR FLOATING RATE INTERESTS††,5 - 2.3%
Technology - 0.9%
TIBCO Software, Inc.
5.58% (1 Month USD LIBOR + 3.50%) due 12/04/20	675,684	677,204
Lytx, Inc.
8.83% (1 Month USD LIBOR + 6.75%) due 08/31/23†††,2	575,533	563,675
EIG Investors Corp.
6.06% ((3 Month USD LIBOR + 3.75%) and (1 Month USD LIBOR + 3.75%)) due 02/09/23	519,428	521,375
Aspect Software, Inc.
12.81% (3 Month USD LIBOR + 10.50%) due 05/25/20[3]	432,327	357,967
Misys Ltd.
5.58% (3 Month USD LIBOR + 3.50%) due 06/13/24	330,241	328,501
24-7 Intouch, Inc.
4.25% (1 Month USD LIBOR + 4.25%) due 08/20/25	300,000	294,000
First Data Corp.
4.07% (1 Month USD LIBOR + 2.00%) due 04/26/24	233,089	232,688
Quorum Business Solutions
6.83% (3 Month USD LIBOR + 4.75%) due 08/07/21	225,088	225,088
Jaggaer
6.08% (1 Month USD LIBOR + 4.00%) due 12/28/24	149,250	148,877

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,5 - 2.3% (continued)
Technology - 0.9% (continued)
Peak 10 Holding Corp.
5.83% (3 Month USD LIBOR + 3.50%) due 08/01/24	$99,749	$97,704
Total Technology		3,447,079
Consumer, Cyclical - 0.4%
Accuride Corp.
7.58% (3 Month USD LIBOR + 5.25%) due 11/17/23	614,613	621,147
Paint Intermediate III (Wesco)
6.58% (3 Month USD LIBOR + 4.25%) due 06/14/24†††,2	500,000	495,194
BBB Industries, LLC
6.58% (3 Month USD LIBOR + 4.50%) due 08/01/25	250,000	249,375
LegalZoom.com, Inc.
6.32% (1 Month USD LIBOR + 4.50%) due 11/21/24	99,495	99,992
Total Consumer, Cyclical		1,465,708
Communications - 0.3%
Mcgraw-Hill Global Education Holdings LLC
6.08% (1 Month USD LIBOR + 4.00%) due 05/04/22	446,563	425,575
Houghton Mifflin Co.
5.08% (1 Month USD LIBOR + 3.00%) due 05/28/21	446,569	413,523
Market Track LLC
6.58% (3 Month USD LIBOR + 4.25%) due 06/05/24	247,500	246,881
SFR Group S.A.
6.07% (3 Month USD LIBOR + 4.00%) due 08/14/26	200,000	194,392
Total Communications		1,280,371
Consumer, Non-cyclical - 0.3%
Sound Inpatient Physicians Holdings, LLC
5.08% (3 Month USD LIBOR + 3.00%) due 06/28/25	500,000	500,835
BCPE Eagle Buyer LLC
6.33% (1 Month USD LIBOR + 4.25%) due 03/18/24	297,739	287,318
American Tire Distributors, Inc.
6.33% (1 Month USD LIBOR + 4.25%) due 09/01/21	288,165	219,455
Certara, Inc.
5.83% (3 Month USD LIBOR + 3.50%) due 08/15/24	82,508	82,611
Targus Group International, Inc.
15.13% (1 Month USD LIBOR + 11.50%) due 05/24/16†††,2,3,8	213,492	–
Total Consumer, Non-cyclical		1,090,219
Utilities - 0.1%
MRP Generation Holding
9.33% (3 Month USD LIBOR + 7.00%) due 10/18/22	294,750	287,381

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,5 - 2.3% (continued)
Utilities - 0.1% (continued)
Bhi Investments LLC
6.98% (3 Month USD LIBOR + 4.50%) due 08/28/24	$258,349	$255,766
Total Utilities		543,147
Industrial - 0.1%
STS Operating, Inc. (SunSource)
6.33% (1 Month USD LIBOR + 4.25%) due 12/11/24	300,000	297,501
Imagine Print Solutions LLC
6.83% (1 Month USD LIBOR + 4.75%) due 06/21/22	197,500	183,675
Total Industrial		481,176
Financial - 0.1%
Jane Street Group LLC
5.83% (1 Month USD LIBOR + 3.75%) due 08/25/22	390,063	391,525
Basic Materials - 0.1%
GrafTech Finance, Inc.
5.58% (1 Month USD LIBOR + 3.50%) due 02/12/25	200,000	201,000
Energy - 0.0%
PSS Companies
6.83% (3 Month USD LIBOR + 4.50%) due 01/28/20	191,334	189,420
Total Senior Floating Rate Interests
(Cost $9,424,623)		9,089,645
ASSET-BACKED SECURITIES†† - 2.0%
Collateralized Loan Obligations - 1.8%
FDF I Ltd.
2015-1A, 7.50% due 11/12/30[7]	1,000,000	999,882
Venture XX CLO Ltd.
2015-20A, 8.64% (3 Month USD LIBOR + 6.30%) due 04/15/27[5,7]	900,000	889,265
KVK CLO Ltd.
2014-2A, 7.09% (3 Month USD LIBOR + 4.75%) due 07/15/26[5,7]	300,000	292,532
2013-2A, 5.99% (3 Month USD LIBOR + 3.65%) due 01/15/26[5,7]	250,000	250,306
Ocean Trails CLO V
2014-5A, 7.69% (3 Month USD LIBOR + 5.35%) due 10/13/26[5,7]	500,000	499,031
NewMark Capital Funding CLO Ltd.
2014-2A, 7.11% (3 Month USD LIBOR + 4.80%) due 06/30/26[5,7]	500,000	498,331
WhiteHorse X Ltd.
2015-10A, 7.64% (3 Month USD LIBOR + 5.30%) due 04/17/27[5,7]	500,000	491,223
WhiteHorse VIII Ltd.
2014-1A, 6.89% (3 Month USD LIBOR + 4.55%) due 05/01/26[5,7]	500,000	482,892

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

	Face
	Amount	Value
ASSET-BACKED SECURITIES†† - 2.0% (continued)
Collateralized Loan Obligations - 1.8% (continued)
Flatiron CLO Ltd.
2013-1A, 7.69% (3 Month USD LIBOR + 5.35%) due 01/17/26[5,7]	$400,000	$391,360
Regatta IV Funding Ltd.
2014-1A, 7.29% (3 Month USD LIBOR + 4.95%) due 07/25/26[5,7]	300,000	300,943
Octagon Investment Partners XX Ltd.
2014-1A, 7.59% (3 Month USD LIBOR + 5.25%) due 08/12/26[5,7]	250,000	251,023
Octagon Investment Partners XXI Ltd.
2014-1A, 8.92% (3 Month USD LIBOR + 6.60%) due 11/14/26[5,7]	250,000	250,775
Staniford Street CLO Ltd.
2014-1A, 5.84% (3 Month USD LIBOR + 3.50%) due 06/15/25[5,7]	250,000	250,215
Adams Mill CLO Ltd.
2014-1A, 7.34% (3 Month USD LIBOR + 5.00%) due 07/15/26[5,7]	250,000	249,512
Mountain Hawk II CLO Ltd.
2013-2A, 5.50% (3 Month USD LIBOR + 3.15%) due 07/22/24[5,7]	250,000	248,504
Avery Point V CLO Ltd.
2014-5A, 6.20% (3 Month USD LIBOR + 4.90%) due 07/17/26[5,7]	250,000	243,043
BNPP IP CLO Ltd.
2014-2A, 7.59% (3 Month USD LIBOR + 5.25%) due 10/30/25[5,7]	250,000	243,019

	Face
	Amount	Value
ASSET-BACKED SECURITIES†† - 2.0% (continued)
Collateralized Loan Obligations - 1.8% (continued)
AIMCO CLO
2014-AA, 6.55% (3 Month USD LIBOR + 5.25%) due 07/20/26[5,7]	$250,000	$238,594
Total Collateralized Loan Obligations		7,070,450
Collateralized Debt Obligations - 0.2%
N-Star REL CDO VIII Ltd.
2006-8A, 2.44% (1 Month USD LIBOR + 0.36%) due 02/01/41[1,5,7]	706,999	703,068
Pasadena CDO Ltd.
2002-1A, 3.17% (3 Month USD LIBOR + 0.85%) due 06/19/37[5,7]	39,315	39,167
Total Collateralized Debt Obligations		742,235
Whole Business - 0.0%
Icon Brand Holdings LLC
2012-1A, 4.23% due 01/25/43[6]	105,914	95,835
Transport-Aircraft - 0.0%
Raspro Trust
2005-1A, 2.72% (3 Month USD LIBOR + 0.40%) due 03/23/24[1,5,7]	13,817	13,763
Total Asset-Backed Securities
(Cost $6,563,163)		7,922,283
Total Investments - 119.2%
(Cost $414,357,153)		$467,409,204
Other Assets & Liabilities, net - (19.2)%		(75,338,010)
Total Net Assets - 100.0%		$392,071,194

CENTRALLY CLEARED INTEREST RATE SWAPS AGREEMENTS††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation**
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.64%	Quarterly	10/16/19	$57,000,000	$663,149	$663,149
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.46%	Quarterly	10/17/19	25,000,000	343,023	343,023
								$1,006,172	$1,006,172

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1
All or a portion of these securities have been physically segregated in connection with borrowings, unfunded loan commitments, and reverse repurchase agreements. As of August 31, 2018, the total value of securities segregated was $175,111,903.

2	Security was fair valued by the Valuation Committee at August 31, 2018. The total market value of fair valued securities amounts to $1,112,210, (cost $1,533,168) or 0.3% of total net assets.
3	Affiliated issuer.

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

4	Rate indicated is the 7 day yield as of August 31, 2018.
5
Variable rate security.  Rate indicated is the rate effective at August 31, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

6
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $7,421,082 (cost $7,888,362), or 1.9% of total net assets — See Note 6.

7
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $13,888,829 (cost $12,466,756), or 3.5% of total net assets.

8	Security is in default of interest and/or principal obligations.
9	Taxable municipal bond issued as part of the Build America Bond program.

BofA	Bank of America
CME	Chicago Mercantile Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Trust’s investments at August 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$200,277	$—	$47,278	$247,555
Warrants	—	—	6,063	6,063
Money Market Fund	1,669,316	—	—	1,669,316
Municipal Bonds	—	421,886,134	—	421,886,134
Corporate Bonds	—	26,588,208	—	26,588,208
Senior Floating Rate Interests	—	8,030,776	1,058,869	9,089,645
Asset-Backed Securities	—	7,922,283	—	7,922,283
Interest Rate Swaps Agreements*	—	1,006,172	—	1,006,172
Total Assets	$1,869,593	$465,433,573	$1,112,210	$468,415,376

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 5)	$—	$—	$161,219	$161,219

* This derivative is reported as unrealized appreciation/(depreciation) at period end.
Please refer to the Schedule of Investments for a breakdown of investment type by industry category.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of August 31, 2018, reverse repurchase agreements of $47,255,994 are categorized as Level 2 within the disclosure hierarchy. See Note 3.

The following is a summary of the significant unobservable inputs used in the fair valuation of assets and liabilities categorized within the Level 3 of the fair value hierarchy:

Category	Ending Balance at August 31, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Common Stocks	$47,278	Enterprise Value	Valuation Multiple	6.2x-9.4x	6.6x
Senior Floating Rate Interests	1,058,869	Yield Analysis	Yield	6.8%-9.3%	8.2%
Warrants	6,063	Enterprise Value	Valuation Multiple	9.4x	—
Total Assets	$1,112,210
Liabilities:
Unfunded Loan Commitments	$161,219	Model Price	Purchase Price	—	—

Significant changes in yield or valuation multiple would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2018, there were no transfers between levels.

Summary of Fair Value of Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2018:

	Assets				Liabilities
	Senior Floating Rate Interests	Warrants	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$1,055,745	$-	$68,272	$1,124,017	$(177,330)
Purchases/(Receipts)	495,000	-	-	495,000	-
(Sales, maturities and paydowns)/Fundings	(492,699)	-	(179)	(492,878)	-
Amortization of discount/premiums	7,667	-	-	7,667	-
Total change in unrealized appreciation (depreciation) included in earnings	(6,844)	6,063	(20,815)	(21,596)	16,111
Ending Balance	$1,058,869	$6,063	$47,278	$1,112,210	$(161,219)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at August 31, 2018	$34	$6,063	$(20,815)	$(14,718)	$16,111

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.
Transactions during the period ended August 31, 2018, in which the portfolio company is an “affiliated person,” were as follows:
Security Name	Value 05/31/18	Additions	Reductions	Change in Unrealized Appreciation (Depreciation)	Value 08/31/18	Shares/ Face Amount 08/31/18	Investment Income
Common Stocks
Aspect Software Parent, Inc.*,[1]	$21,688	$–	$(179)	$(20,345)	$1,164	57	$–
Targus Group International Equity, Inc.*,[1]	46,584	–	–	(470)	46,114	17,838	–
Warrants
Aspect Software Inc.*,[1]	–	–	–	6,063	6,063	38,673	–
Senior Floating Rate Interests
Aspect Software, Inc. 12.81% (3 Month USD LIBOR + 10.50%) due 05/25/20[3]	407,654	8,477	(2,788)	(55,376)	357,967	432,327	22,153
Targus Group International, Inc. 15.13% (1 Month USD LIBOR + 11.50%) due 05/24/16[1,2,3]	–	–	–	–	–	213,492	–
	$475,926	$8,477	$(2,967)	$(70,128)	$411,308		$22,153

*	Non-income producing security.
1
Security was fair valued by the Valuation Committee at August 31, 2018.  The total market value of affiliated and fair valued securities amounts to $53,341, (cost $475,118) or less than 0.1% of total net assets.

2	Security is in default of interest and/or principal obligations.
3
Variable rate security.  Rate indicated is the rate effective at August 31, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	August 31, 2018

Note 1 – Organization and Significant Accounting Policies
Organization
Guggenheim Taxable Municipal Managed Duration Trust (the “Trust”) (formerly known as Guggenheim Build America Bonds Managed Duration Trust) was organized as a Delaware statutory trust on June 30, 2010. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust’s primary investment objective is to provide current income with a secondary objective of long-term capital appreciation. There can be no assurance that the Trust will achieve its investment objectives. The Trust’s investment objectives are considered fundamental and may not be changed without shareholder approval.
Significant Accounting Policies
The Trust operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Trust’s securities and/or other assets.
Valuations of the Trust’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.
If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.
Open-end investment companies (“mutual funds”) are valued at their net asset value (“NAV”) as of the close of business on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies are valued at their last quoted sale price.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. Any investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Series. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	August 31, 2018

Investment Advisors, LLC (“GFIA”, or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.
Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.
Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.
The value of interest rate swap agreements entered into by the Trust is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME”) price.
Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.
Note 2 – Financial Instruments
As part of its investment strategy, the Trust utilizes derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Trust uses derivative instruments, how these derivative instruments are accounted for and their effects on the Trust’s financial position and results of operations.
Swaps
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Trust utilizing over-the-counter (“OTC”) swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into a centrally-cleared swap transaction, the Trust is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Trust, depending on fluctuations in the fair value of the reference entity. For Trusts utilizing interest rate swaps, the exchange bears the risk of loss.
Interest rate swaps involve the exchange by the Trust with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.
In conjunction with the use of derivative instruments, the Trust is required to maintain collateral in various forms. The Trust uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	August 31, 2018

broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Trust.
The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent pricing services are used to value a majority of the Trust’s investments. When values are not available from a pricing service, they may be computed by the Trust’s Investment Adviser or an affiliate.  In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Trust’s assets and liabilities are categorized as Level 2, as indicated in this report.
Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Trust’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Trust may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Trust’s fair valuation guidelines categorize these securities as Level 3.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.
Note 4 – Federal Income Tax Information
The Trust intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
Tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Trust’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Trust’s financial statements. The Trust’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	August 31, 2018

At August 31, 2018, the cost of securities for Federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:
Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation
$414,357,332	$55,475,474	$(1,417,430)	$54,058,044
Note 5 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Trust held unfunded loan commitments as of August 31, 2018. The Trust is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of August 31, 2018, were as follows:

Borrower	Maturity Date	Face Amount	Value
Lytx, Inc.	08/31/22	$26,316	$2,632
Solera LLC	03/03/21	2,250,000	158,587
		$2,276,316	$161,219

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	August 31, 2018

Note 6 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Central Storage Safety Project Trust
4.82% due 02/01/38	02/02/18	$7,270,314	$7,234,037
Icon Brand Holdings LLC
2012-1A, 4.23% due 01/25/43	07/13/16	101,494	95,835
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[1]	01/08/14	516,554	91,210
		$7,888,362	$7,421,082

[1]	Security is in default of interest and/or principal obligations.

OTHER INFORMATION (Unaudited)	August 31, 2018

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Trust’s registration statement, the Trust has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Trust usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Taxable Municipal Managed Duration Trust

By:          /s/ Brian E. Binder
Brian E. Binder
President and Chief Executive Officer

Date:       October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Brian E. Binder
Brian E. Binder
President and Chief Executive Officer

Date:       October 26, 2018

By:        /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    October 26, 2018